Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Fair Value
	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000
Tradeable Alkuri Warrants	5,865	—	—	5,865
Non-tradeable Alkuri Warrants	—	4,035	—	4,035
AlbaCore Warrants	—	—	10,228	10,228
	5,865	4,035	10,228	20,128

Schedule of the Monte Carlo Simulation Model for the AlbaCore Warrants

The key inputs into the Monte Carlo simulation model for the AlbaCore Warrants were as follows:

	As of	As of
	November 4, 2021	December 31, 2021
Underlying stock price (USD)	$9.66	$5.83
Exercise price (USD)	$0.00004	$0.00004
Volatility	66.7%	71.6%
Remaining term (years)	5.00	4.85
Risk-free rate	1.09%	1.23%

Schedule of Significant Exchange Rates

The Group has applied the following significant exchange rates:

	Average Rate			Year-end spot rate
United States Dollar	2021	2020	2019	2021	2020	2019
GBP	0.7277	0.7760	0.7835	0.7409	0.7321	0.7618
CAD	1.2536	1.3433	1.3251	1.2725	1.2750	1.3033
RWF	1,003.4066	959.1820	914.2488	1,037.6458	988.0837	947.0750
SGD	1.3427	1.3789	1.3111	1.3496	1.3224	1.3456
INR	73.7902	74.0038	N/A	74.3047	73.2901	N/A

Schedule of Sensitivity Analysis	This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases. The fluctuation seen primarily relates to the impacts of Brexit and COVID-19 over the last two years but is expected to stabilize moving forward.

	Profit or loss
	Strengthening	Weakening
	$’000	$’000
December 31, 2021
GBP (5.0% movement)	(373,578)	(371,938)
December 31, 2020
GBP (5.0% movement)	(184,067)	(184,416)
December 31, 2019
GBP (5.0% movement)	(156,489)	(150,290)

	Equity, net of tax
	Strengthening	Weakening
	$’000	$’000
December 31, 2021
GBP (5.0% movement)	(168,522)	(168,930)
December 31, 2020
GBP (5.0% movement)	(48,743)	(48,394)
December 31, 2019
GBP (5.0% movement)	(175,371)	(173,872)